Income Tax	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Deferred tax expense (income) [abstract]
Income Tax	INCOME TAX
Financial detail
As of December 31, 2024, and 2023, corporate income tax payable amounted to €155 and €23, respectively, which is recognized as "Other current tax liabilities" in the consolidated financial statements.
The Parent company GENFIT SA benefited from a reduced tax rate on part of the income from the licensing agreement signed with Ipsen pursuant to Article 238 of the French Tax Code.
The determination of the income tax expense recognized in the consolidated financial statements, which amounted to (an expense) of €340 for 2024, is summarized in the table "Effective tax rate" hereunder.
Effective tax rate

	Year ended
(in € thousands)	2022/12/31	2023/12/31	2024/12/31
Net profit (loss)	(23,719)	(28,894)	1,507
Income tax benefit (expense)	116	(380)	(340)
Net profit (loss) before tax	(23,836)	(28,514)	1,847
Tax rate in France	25.00%	25.00%	25.00%
Theoretical tax benefit (expense)	5,959	7,129	(462)
Increase / decrease in tax benefit arising from :
Tax credits	1,504	1,452	1,055
Permanent differences	(31)	43	(205)
Differences between rates	(67)	(840)	1,439
Tax losses for the period, unrecognised as deferred tax assets	(7,037)	(7,832)	(2,520)
Utilisation of previously unrecognised tax losses	0	0	809
IFRS adjustments without tax incidence	(61)	(145)	0
Non recognition of deferred tax assets related to temporary differences	331	454	5
Recognition of deferred tax assets against deferred tax liabilities	(453)	(418)	(447)
Other	(29)	(224)	(13)
Income tax benefit (expense) recognised in profit or loss	116	(380)	(340)
Effective income tax rate	(0.49)%	1.33%	18.40%
Tax Inspection
The Company was subject to a tax audit covering the 2019 and 2020 financial years (including the CIR tax credit declared for these financial years), which began on December 10, 2021 and ended in December 2024.
The Company agreed with the French Tax Administration to use the regularization procedure provided for by Article L.62 of the Book of Tax Procedures for errors, inaccuracies, omissions, or insufficiencies contained in the 2069A research tax credit declarations (filed in 2020 and 2021 and relating to 2019 and 2020 expenses respectively). As a result of this procedure, the sum of the expenses and interest in arrears amounted to €684 thousand and is broken down as follows:

Year	2019	2020
Expenses	512	134
Interest	30	8
Totals	542	142
This was netted against the 2023 CIR and were fully liquidated prior to December 31, 2024. Specifically, this settlement was recorded as a reduction in "Other revenues" for the period ended December 31, 2024.
Deferred tax assets and liabilities
The Group's main sources of deferred tax assets and liabilities as of December 31, 2023 and 2024 related to:
•Temporary differences, recognized:
◦OCEANEs: a deferred tax liability for €1,183 and €540 as of December 31, 2023 and 2024, respectively, and a deferred tax asset for €842 and €395 as of December 31, 2023 and 2024.
•Temporary differences, unrecognized
◦GENFIT Corp: a deferred tax asset for €1,669 as of December 31, 2024,
◦Post-employment benefits: a deferred tax asset for €335 as of December 31, 2024, and
◦Other sources (tax-driven amortization): a deferred tax liability of €203 as of December 31, 2024.
•Tax loss carry forwards
◦The Group also has tax loss carry forwards losses which have not been recognized as deferred tax in the assets of the consolidated statement of financial position to the uncertainties related to the possibility of its use in the future (see above Note 11.1 - "Income Tax - Losses available for offsetting against future taxable income").
Deferred taxes detail
The Company offsets its deferred tax assets and liabilities as permitted by IAS 12, resulting in a net deferred tax liability of €145 as of December 31, 2024 (€455 as of December 31, 2023).

	As of	Impact on	Impact on the	As of
(in € thousands)	2022/12/31	equity	profit/loss	2023/12/31
Deferred tax liabilities / convertible loan OCEANE	(1,770)	—	586	(1,183)
Deferred tax assets / convertible loan OCEANE	1,260	—	(418)	842
Deferred tax liabilities / other items	—	—	(113)	(113)
TOTAL	(510)	—	55	(455)

	As of	Impact on	Impact on the	As of
(in € thousands)	2023/12/31	equity	profit/loss	2024/12/31
Deferred tax liabilities / convertible loan OCEANE	(1,183)	10	634	(540)
Deferred tax assets / convertible loan OCEANE	842	—	(447)	395
Deferred tax liabilities / other items	(113)	—	113	—
TOTAL	(455)	10	300	(145)
Other than as it relates to deferred tax assets recognized based on the available deferred tax liabilities, no other deferred tax asset has been recognized as it is not probable that taxable profit will be available to offset deductible temporary differences and tax loss carry forwards.
Losses available for offsetting against future taxable income
At December 31, 2024, 2023 and 2022, the tax loss carry forwards for the Group amounted to €528,233, €523,392 and €489,157 respectively.
In general, unused losses can be carried forward indefinitely in the United States and France while in Switzerland unused losses can be carried forward for a limit of 7 years.
French tax loss carry forwards can be offset against future taxable profit within a limit of €1.0 million per year plus 50% of the profit exceeding this limit.